Note 4 - Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes
Note 4 - Related Parties

Note 4 – Related Parties

Account payable – related party

Account payable – related party is a non interest bearing note payable to Desk Flex, Inc., a subsidiary of Epazz, Inc.  The balance at September 30, 2016 and December 31, 2015 is $9,982.  Imputed interest expense of $599 is included in the statements of operations for each of the nine months ended September 30, 2016 and 2015.

Shares of Class A Common Stock Issued to Related Parties Pursuant to a Stock Distribution

On August 3, 2015, Epazz, Inc. distributed 410,860,591 shares (post-split shares of 41,086) of the Common Stock, Class A of the Company among Epazz, Inc.’s shareholders pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on July 31, 2015 was issued one share of Bozki, Inc. Common Stock, Class A for each share of Epazz, Inc. Common Stock, Class A owned by the shareholder. A total of 360,298,357 of these shares (post-split shares of 36,030) were issued to related parties representing approximately 88% of the total shares issued.

Shares of Class B Common Stock Issued to Related Parties Pursuant to a Stock Distribution

On August 3, 2015, Epazz, Inc. distributed 23,000,000 shares of the Common Stock, Class B of the Company to Shaun Passley pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on July 31, 2015 was issued one share of Bozki, Inc. Common Stock, Class B for each share of Epazz, Inc. Common Stock, Class B owned by the shareholder. A total of 23,000,000 of these shares were issued to Shaun Passley representing 100% of the total shares issued.

Shares of Series A Preferred Stock Issued to Related Parties Pursuant to a Stock Distribution

On August 3, 2015, Epazz, Inc. distributed 1,000 shares of the Series A Preferred Stock of the Company among Epazz, Inc.’s shareholders pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on July 31, 2015 was issued one share of Bozki, Inc. Series A Preferred Stock for each share of Epazz, Inc. Series A Preferred Stock owned by the shareholder. A total of 1,000 of these shares were issued to related parties representing approximately 100% of the total shares issued.

Shares of Series B Preferred Stock Issued to Related Parties Pursuant to a Stock Distribution

On August 3, 2015, Epazz, Inc. distributed 1,000 shares of the Series B Preferred Stock of the Company among Epazz, Inc.’s shareholders pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on July 31, 2015 was issued one share of Bozki, Inc. Series B Preferred Stock for each share of Epazz, Inc. Series B Preferred Stock owned by the shareholder. A total of 1,000 of these shares were issued to related parties representing approximately 100% of the total shares issued.

Shares of Series C Convertible Preferred Stock Issued to Related Parties Pursuant to a Stock Distribution

On August 3, 2015, Epazz, Inc. distributed 2,765,320,333 shares of the Series C Preferred Stock of the Company among Epazz, Inc.’s shareholders pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on July 31, 2015 was issued one share of Bozki, Inc. Series C Preferred Stock for each share of Epazz, Inc. Series C Preferred Stock owned by the shareholder. A total of 2,765,320,333 of these shares were issued to related parties representing approximately 100% of the total shares issued.

Imputed Shareholder Value

The total fair value of the shares distributed on August 3, 2015 was $76,675 based on an independent valuation on the date of grant; therefore the Company recognized of stock based compensation $76,675 due to the difference in the fair value of the stock exchanged.

Note 4 – Related Parties

Accounts receivable – related party

During the year ended December 31, 2014, the Company recorded a reserve for bad debts of $121,679, which was associated with accounts receivable – related party from Epazz, Inc.

Account payable – related party

Account payable – related party is a non interest bearing note payable to Desk Flex, Inc., a subsidiary of Epazz, Inc.  The balance at December 31, 2015 and 2014 is $9,982.  Imputed interest expense of $799 is included in the statements of operations for each of the years ended December 31, 2015 and 2014.

Shares of Class A Common Stock Issued to Related Parties Pursuant to a Stock Distribution

On August 3, 2015, Epazz, Inc. distributed 410,860,591 shares (post-split shares of 41,086) of the Common Stock, Class A of the Company among Epazz, Inc.’s shareholders pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on July 31, 2015 was issued one share of Bozki, Inc. Common Stock, Class A for each share of Epazz, Inc. Common Stock, Class A owned by the shareholder. A total of 360,298,357 of these shares (post-split shares of 36,030) were issued to related parties representing approximately 88% of the total shares issued.

Shares of Class B Common Stock Issued to Related Parties Pursuant to a Stock Distribution

On August 3, 2015, Epazz, Inc. distributed 23,000,000 shares of the Common Stock, Class B of the Company to Shaun Passley pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on July 31, 2015 was issued one share of Bozki, Inc. Common Stock, Class B for each share of Epazz, Inc. Common Stock, Class B owned by the shareholder. A total of 23,000,000 of these shares were issued to Shaun Passley representing 100% of the total shares issued.

Shares of Series A Preferred Stock Issued to Related Parties Pursuant to a Stock Distribution

On August 3, 2015, Epazz, Inc. distributed 1,000 shares of the Series A Preferred Stock of the Company among Epazz, Inc.’s shareholders pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on July 31, 2015 was issued one share of Bozki, Inc. Series A Preferred Stock for each share of Epazz, Inc. Series A Preferred Stock owned by the shareholder. A total of 1,000 of these shares were issued to related parties representing approximately 100% of the total shares issued.

Shares of Series B Preferred Stock Issued to Related Parties Pursuant to a Stock Distribution

On August 3, 2015, Epazz, Inc. distributed 1,000 shares of the Series B Preferred Stock of the Company among Epazz, Inc.’s shareholders pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on July 31, 2015 was issued one share of Bozki, Inc. Series B Preferred Stock for each share of Epazz, Inc. Series B Preferred Stock owned by the shareholder. A total of 1,000 of these shares were issued to related parties representing approximately 100% of the total shares issued.

Shares of Series C Convertible Preferred Stock Issued to Related Parties Pursuant to a Stock Distribution

On August 3, 2015, Epazz, Inc. distributed 27,653,203 shares of the Series C Preferred Stock of the Company among Epazz, Inc.’s shareholders pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on July 31, 2015 was issued one share of Bozki, Inc. Series C Preferred Stock for each share of Epazz, Inc. Series C Preferred Stock owned by the shareholder. A total of 27,653,203 of these shares were issued to related parties representing approximately 100% of the total shares issued.

Imputed Shareholder Value

The total fair value of the shares distributed on August 3, 2015 to related parties was $76,675 based on an independent valuation on the date of grant; therefore the Company recognized stock based compensation of $76,675 due to the difference in the fair value of the stock exchanged.